Regan Fixed Rate MBS ETF
Schedule of Investments
December 31, 2025 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES - 78.8%	Par	Value
Fannie Mae Whole Loan
Series 2003-W16, Class AF5, 4.40%, 11/25/2033 (a)(b)	$263,211	$257,617
Series 2003-W4, Class 1A4, 4.46%, 10/25/2042 (a)(c)	391,645	385,904
Federal Home Loan Mortgage Corp.
Series 5124, Class DH, 2.00%, 01/25/2048	92,081	81,165
Series 5190, Class LA, 2.50%, 05/25/2049 (a)	53,935	44,834
Federal National Mortgage Association
Series 2012-56, Class WB, 3.50%, 05/25/2042	167,490	162,199
Series 2021-30, Class NC, 1.50%, 03/25/2048	163,697	146,380
Government National Mortgage Association
Series 2018-124, Class NW, 3.50%, 09/20/2048	382,609	358,855
Series 2020-163, Class LG, 1.75%, 04/20/2048	638,082	506,023
Series 2021-76, Class NC, 1.00%, 08/20/2050	870,117	676,451
Series 2022-189, Class PT, 2.50%, 10/20/2051	397,809	334,980
Series 2022-24, Class AH, 2.50%, 02/20/2052	139,145	120,501
Series 2022-36, Class C, 1.54%, 02/20/2052 (a)(c)	293,697	241,566

Federal Home Loan Mortgage Corp.
Series 4094, Class ME, 2.50%, 08/15/2042	151,676	138,027
Series 4096, Class HA, 2.00%, 12/15/2041	228,555	216,729
Series 4158, Class TC, 1.75%, 12/15/2042	96,617	92,165
Series 4171, Class MN, 3.00%, 02/15/2043	98,000	75,007
Series 4183, Class ME, 2.00%, 02/15/2042	92,154	89,492
Series 4468, Class EY, 3.25%, 08/15/2044	149,539	146,932
Series 4480, Class NA, 3.50%, 03/15/2045	109,463	106,529
Series 4550, Class DA, 3.00%, 03/15/2044	122,208	119,970
Series 4565, Class NG, 2.00%, 02/15/2046	102,173	91,947
Series 4585, Class QA, 3.50%, 04/15/2046	166,067	155,190
Series 4631, Class GP, 3.50%, 03/15/2046	163,295	158,359
Series 4705, Class MG, 2.50%, 07/15/2047	711,275	622,165
Series 4708, Class LM, 3.00%, 08/15/2047 (a)	132,512	93,131
Series 4756, Class QB, 3.50%, 02/15/2048	505,548	465,791
Series 5041, Class JE, 1.25%, 03/25/2049	68,986	57,224
Series 5041, Class MC, 1.50%, 11/25/2050 (a)	159,126	81,751
Federal National Mortgage Association
Series 2011-111, Class ME, 4.00%, 11/25/2041 (a)	70,947	64,207
Series 2012-146, Class PE, 1.75%, 08/25/2042	210,020	190,824
Series 2012-19, Class HB, 4.00%, 01/25/2042 (a)	63,094	61,466
Series 2013-125, Class AD, 3.00%, 11/25/2039	77,952	74,440
Series 2013-54, Class PC, 1.10%, 05/25/2043	389,419	339,573
Series 2013-58, Class KG, 2.50%, 02/25/2043	580,991	540,627
Series 2017-11, Class PH, 2.50%, 03/25/2047	82,527	70,709
Series 2017-48, Class PG, 2.75%, 05/25/2047	367,717	332,714
Series 2017-53, Class PA, 2.00%, 07/25/2047	590,552	493,814
Series 2017-64, Class PD, 2.50%, 07/25/2047	110,847	98,232
Series 2017-80, Class GY, 3.50%, 10/25/2047	522,206	481,639
Series 2019-70, Class HA, 2.50%, 12/25/2049	95,202	83,650
Series 2020-15, Class EC, 2.50%, 10/25/2049	336,580	297,447
Government National Mortgage Association
Series 2012-106, Class UD, 1.50%, 09/20/2042	340,507	290,556
Series 2012-59, Class MP, 3.50%, 05/20/2042	251,551	241,115
Series 2012-75, Class PB, 2.50%, 06/20/2042	157,000	124,712
Series 2013-24, Class KE, 3.00%, 02/20/2043	225,000	191,536
Series 2016-117, Class JE, 3.00%, 08/20/2046	146,731	134,545
Series 2017-134, Class BA, 2.50%, 11/20/2046	62,883	58,267
Series 2019-86, Class WC, 2.00%, 03/20/2049 (a)	80,495	66,157
Series 2021-73, Class YK, 1.25%, 04/20/2051	668,018	531,326

Federal Home Loan Mortgage Corp.
Series 5169, Class YA, 2.00%, 09/25/2051 (a)	136,807	73,876
Series 5210, Class DZ, 4.00%, 04/25/2052 (a)(d)	112,485	87,527

Federal Home Loan Mortgage Corp., Series 5082, Class UA, 2.00%, 03/25/2051	625,659	495,009
Federal National Mortgage Association
Series 2020-48, Class DA, 2.00%, 07/25/2050	298,165	253,828
Series 2021-58, Class KC, 1.50%, 04/25/2051	553,612	481,473
Government National Mortgage Association, Series 2019-23, Class NE, 3.50%, 11/20/2048	253,667	239,851
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,076,818)		12,426,004

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.5%	Par	Value
Federal Home Loan Mortgage Corp.
Series 4165, Class TD, 1.50%, 12/15/2042	181,102	170,664
Series 4915, Class DA, 1.50%, 09/25/2049	399,824	333,249
Series 4919, Class JL, 2.50%, 09/25/2049 (a)	97,236	79,065
Series 4926, Class JL, 2.50%, 09/25/2049 (a)	98,940	80,450
Series 4973, Class PO, 0.00%, 01/15/2041 (e)	234,844	181,681
Series 5085, Class HA, 1.50%, 03/25/2051	129,624	64,164
Series T-59, Class 1A1, 6.50%, 10/25/2043	83,652	86,361
Federal National Mortgage Association
Series 2012-144, Class NB, 2.50%, 12/25/2042	266,000	198,529
Series 2015-13, Class KE, 3.00%, 03/25/2045	97,991	71,672
Series 2016-22, Class EB, 2.00%, 06/25/2044	259,992	221,015
Series 2017-49, Class LA, 3.00%, 06/25/2043	15,411	15,177
Series 2018-21, Class CA, 3.50%, 04/25/2045	14,420	14,380
Series 2021-69, Class WJ, 1.50%, 10/25/2050	208,981	179,867
Series 2021-72, Class NA, 1.50%, 10/25/2051	275,812	143,556
Government National Mortgage Association
Series 2010-46, Class OJ, 0.00%, 06/20/2037 (e)	261,317	213,944
Series 2019-133, Class EB, 2.00%, 04/20/2049	112,000	70,980
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,118,142)		2,124,754

MORTGAGE-BACKED SECURITIES - 2.0%	Par	Value
Federal Home Loan Mortgage Corp., Series T-57, Class 1AP, 0.00%, 07/25/2043 (e)	521,411	319,615
TOTAL MORTGAGE-BACKED SECURITIES (Cost $321,768)		319,615

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (f)	658,264	658,264
TOTAL MONEY MARKET FUNDS (Cost $658,264)		658,264

TOTAL INVESTMENTS - 98.5% (Cost $15,174,992)		15,528,637
Other Assets in Excess of Liabilities - 1.5%		236,995
TOTAL NET ASSETS - 100.0%		$15,765,632

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PO Principal Only

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,617,551 or 10.3% of net assets as of December 31, 2025.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(d)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2025.

(e)	Principal only security.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Regan Fixed Rate MBS ETF
Schedule of Futures Contracts
December 31, 2025 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(100)	03/31/2026	$10,930,469	$62,163
Net Unrealized Appreciation (Depreciation)		$ –	$–	$62,163

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Regan Fixed Rate MBS ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Agency Mortgage-Backed Securities	$–	$10,967,968	$1,458,036	$12,426,004
Collateralized Mortgage Obligations	–	1,965,239	159,515	2,124,754
Mortgage-Backed Securities	–	319,615	–	319,615
Money Market Funds	658,264	–	–	658,264
Total Investments	$658,264	$13,252,822	$1,617,551	$15,528,637

Other Financial Instruments:
Futures Contracts*	$62,163	$–	$–	$62,163
Total Other Financial Instruments	$62,163	$–	$–	$62,163

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$1,100,970
Purchases	161,049
Accrued discounts/premiums	11,018
Sale/paydown proceeds	(257,124)
Realized gain/loss	9,416
Change in unrealized appreciation (depreciation)	(2,388)
Transfer In	757,265
Transfer Out	(162,655)
Ending balance as of December 31, 2025	$1,617,551
$0
Change in unrealized appreciation/depreciation still held as of December 31, 2025	$(2,388)